UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-22870

Investment Company Act file number:

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 10.4%
Global - 4.4%
Earthquake - 0.1%
Acorn Re 2018-1 Class A
(3 Month LIBOR USD + 2.750%), 11/10/2021 (a)(b)(c)(d)(e) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)	$6,413,000	$6,375,163

Mortality/Longevity/Disease - 0.1%
IBRD CAR 111-Class A
(6 Month LIBOR USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $5,034,000; Original Acquisition Date: 06/28/2017)	5,034,000	5,040,041
IBRD CAR 112-Class B
(6 Month LIBOR USD + 11.500%), 07/15/2020 (a)(b)(c)(d) (Cost: $629,000; Original Acquisition Date: 06/28/2017)	629,000	432,437

		5,472,478

Multiperil - 3.4%
Atlas IX 2015-1
(3 Month LIBOR USD + 0.100%), 04/07/2019 (a)(b)(c)(d) (Cost: $8,342,545; Original Acquisition Date: 02/05/2015)	8,341,523	6,377,095
Atlas IX 2016-1
(3 Month LIBOR USD + 7.590%), 01/08/2020 (a)(b)(c)(d) (Cost: $15,138,177; Original Acquisition Date: 02/15/2017)	14,802,000	14,597,732
Galilei Re 2017-1 Class A-2
(6 Month LIBOR USD + 13.860%), 01/08/2021 (a)(b)(c)(d) (Cost: $5,250,000; Original Acquisition Date: 12/21/2016)	5,250,000	5,204,588
Galilei Re 2017-1 Class C-2
(6 Month LIBOR USD + 6.780%), 01/08/2021 (a)(b)(c)(d) (Cost: $16,000,000; Original Acquisition Date: 12/21/2016)	16,000,000	15,890,400
Galilei Re 2017-1 Class D-2
(6 Month LIBOR USD + 5.600%), 01/08/2021 (a)(b)(c)(d) (Cost: $8,000,000; Original Acquisition Date: 12/21/2016)	8,000,000	7,963,200
Galileo Re 2017-1 Class B
(3 Month LIBOR USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $1,676,000; Original Acquisition Date: 10/30/2017)	1,676,000	1,677,844
Kendall Re 2018-1 Class A
(3 Month LIBOR USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $1,604,000; Original Acquisition Date: 04/19/2018)	1,604,000	1,600,471
Kilimanjaro Re 2015-1 Class E
(T-BILL 3MO + 6.750%), 12/06/2019 (a)(b)(c)(d) (Cost: $2,977,276; Original Acquisition Date: 05/06/2016)	2,966,000	2,964,072
Kilimanjaro Re II 2017-1 Class A-1
(6 Month LIBOR USD + 9.490%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,834,000; Original Acquisition Date: 04/06/2017)	13,834,000	14,015,225
Kilimanjaro Re II 2017-1 Class B-1
(6 Month LIBOR USD + 7.140%), 04/20/2021 (a)(b)(c)(d) (Cost: $28,319,196; Original Acquisition Date: 04/06/2017)	28,259,000	28,503,440
Kilimanjaro Re II 2017-1 Class C-1
(6 Month LIBOR USD + 5.720%), 04/20/2021 (a)(b)(c)(d) (Cost: $19,023,423; Original Acquisition Date: 04/06/2017)	18,973,000	19,136,168
Kilimanjaro Re II 2017-2 Class A-2
(6 Month LIBOR USD + 9.490%), 04/21/2022 (a)(b)(c)(d) (Cost: $5,929,000; Original Acquisition Date: 04/06/2017)	5,929,000	5,977,025
Kilimanjaro Re II 2017-2 Class B-2
(6 Month LIBOR USD + 7.140%), 04/21/2022 (a)(b)(c)(d) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)	8,893,000	8,914,343

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 3.4% (continued)
Kilimanjaro Re II 2017-2 Class C-2
(6 Month LIBOR USD + 5.720%), 04/21/2022 (a)(b)(c)(d) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)		$6,640,000	$6,656,600
Loma Re 2013-1 Class C
(T-BILL 3MO + 0.500%), 04/08/2019 (a)(b)(c)(d) (Cost: $1,739,000; Original Acquisition Date: 12/20/2013)		1,739,000	852,110
Northshore Re 2018-1 Class A
(3 Month LIBOR USD + 7.700%), 07/08/2022 (a)(b)(c)(d) (Cost: $2,803,000; Original Acquisition Date: 07/02/2018)		2,803,000	2,797,534
Queen Street Re XII
(6 Month LIBOR USD + 5.250%), 04/08/2020 (a)(b)(c)(d) (Cost: $6,537,000; Original Acquisition Date: 05/13/2016)		6,537,000	6,569,031
Resilience Re Series 1711A
1.409%, 12/31/2020 (a)(d)(f)(g)(h) (Cost: $8,009,329; Original Acquisition Date: 02/06/2017)		25,000,000	4,187,729
Resilience Re Series 1741A
1.694%, 05/01/2019 (a)(d)(f)(g)(h) (Cost: $205,044; Original Acquisition Date: 04/10/2017)		75,000,000	66,823
Resilience Re Series 1841A
10.852%, 04/08/2019 (a)(d)(f)(g)(h) (Cost: $14,725,378; Original Acquisition Date: 04/04/2018)		15,000,000	15,115,134
Riverfront Re 2017-1 Class A
(T-BILL 3MO + 4.720%), 01/15/2021 (a)(b)(c)(d) (Cost: $9,196,662; Original Acquisition Date: 05/23/2017)		9,212,000	9,121,262

			178,187,826

Other - 0.7%
Horse Capital I DAC Class A
(3 Month EURIBOR + 4.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $6,052,186; Original Acquisition Date: 12/14/2016)	EUR	5,750,000	6,615,985
Horse Capital I DAC Class B
(3 Month EURIBOR + 6.250%), 06/15/2020 (a)(b)(c)(d) (Cost: $4,736,493; Original Acquisition Date: 12/14/2016)		4,500,000	5,189,059
Horse Capital I DAC Class C
(3 Month EURIBOR + 12.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $16,292,416; Original Acquisition Date: 12/14/2016)		14,750,000	17,110,723
Operational Re
5.500%, 04/08/2021 (a)(c)(d)(f) (Cost: $10,043,897; Original Acquisition Date: 05/19/2016)	CHF	9,953,000	10,152,950

			39,068,717

Windstorm - 0.1%
IBRD CAR 114-Class B
(6 Month LIBOR USD + 9.300%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,116,000; Original Acquisition Date: 07/24/2017)		$2,116,000	2,101,823
IBRD CAR 115-Class C
(6 Month LIBOR USD + 5.900%), 12/20/2019 (a)(b)(c)(d) (Cost: $1,481,000; Original Acquisition Date: 07/24/2017)		1,481,000	1,473,151

			3,574,974

			232,679,158

Japan - 0.3%
Earthquake - 0.2%
Kizuna Re II 2018-1 Class B
(T-BILL 3MO + 2.500%), 04/11/2023 (a)(b)(c)(d)(e) (Cost: $388,000; Original Acquisition Date: 03/16/2018)		388,000	382,432

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 0.2% (continued)
Nakama Re 2014-2 Class 2
(T-BILL 3MO + 2.875%), 01/16/2020 (a)(b)(c)(d)(e) (Cost: $824,197; Original Acquisition Date: 09/19/2017)	$819,000	$815,847
Nakama Re 2016-1 Class 2
(6 Month LIBOR USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)	10,170,000	10,119,659

		11,317,938

Windstorm - 0.1%
Aozora Re 2016-1 A
(6 Month LIBOR USD + 2.240%), 04/07/2020 (a)(b)(c)(d)(e) (Cost: $2,101,000; Original Acquisition Date: 03/23/2016)	2,101,000	2,084,612

		13,402,550

United States - 5.7%
Earthquake - 0.9%
Kilimanjaro Re 2014-2 Class C
(T-BILL 3MO + 3.750%), 11/25/2019 (a)(b)(c)(d) (Cost: $2,128,731; Original Acquisition Date: 07/20/2017)	2,114,000	2,109,772
Merna Re 2016-1 Class A
(T-BILL 3MO + 2.250%), 04/08/2019 (a)(b)(c)(d) (Cost: $2,119,000; Original Acquisition Date: 03/24/2016)	2,119,000	2,117,093
Merna Re 2018-1 Class A
(T-BILL 3MO + 2.000%), 04/08/2021 (a)(b)(c)(d)(e) (Cost: $4,007,000; Original Acquisition Date: 03/26/2018)	4,007,000	3,981,556
Ursa Re 2016-1 Class A
(T-BILL 3MO + 4.000%), 12/10/2019 (a)(b)(c)(d) (Cost: $12,171,646; Original Acquisition Date: 11/21/2016)	12,152,000	12,007,999
Ursa Re 2017-1 Class B
(T-BILL 3MO + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $8,729,272; Original Acquisition Date: 05/10/2017)	8,723,000	8,631,408
Ursa Re 2017-1 Class E
(T-BILL 3MO + 6.000%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $4,163,000; Original Acquisition Date: 05/10/2017)	4,163,000	4,112,003
Ursa Re 2018-1 Class D
(T-BILL 3MO + 5.100%), 09/24/2021 (a)(b)(c)(d)(e) (Cost: $12,708,000; Original Acquisition Date: 09/07/2018)	12,708,000	12,457,652

		45,417,483

Multiperil - 3.8%
Armor Re II 2018-1 Class A
(T-BILL 3MO + 3.500%), 06/08/2020 (a)(b)(c)(d) (Cost: $2,136,000; Original Acquisition Date: 04/10/2018)	2,136,000	2,130,126
Blue Halo Re 2016-2 Class C
(T-BILL 3MO + 8.250%), 07/26/2019 (a)(b)(c)(d) (Cost: $19,229,299; Original Acquisition Date: 03/30/2017)	19,064,000	19,022,059
Bowline 2018-1 Class A
(T-BILL 3MO + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $6,294,000; Original Acquisition Date: 05/10/2018)	6,294,000	6,271,971
Buffalo Re 2017-1 Class A
(6 Month LIBOR USD + 3.480%), 04/07/2020 (a)(b)(c)(d) (Cost: $2,637,313; Original Acquisition Date: 03/07/2017)	2,636,000	2,619,393
Buffalo Re 2017-1 Class B
(6 Month LIBOR USD + 7.160%), 04/07/2020 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 03/07/2017)	3,000,000	2,937,000
Caelus 2018-1 Class A
(T-BILL 3MO + 3.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,587,165

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.8% (continued)
Caelus 2018-1 Class B
(T-BILL 3MO + 4.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	$1,745,000	$1,644,662
Caelus 2018-1 Class C
(T-BILL 3MO + 7.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	2,493,950
Caelus 2018-1 Class D
(T-BILL 3MO + 10.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	281,400
Caelus Re IV 2016-1 Class A
(T-BILL 3MO + 5.530%), 03/06/2020 (a)(b)(c)(d) (Cost: $20,612,896; Original Acquisition Date: 02/23/2016)	20,605,000	19,626,262
Caelus Re V 2017-1 Class B
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $4,953,000; Original Acquisition Date: 04/27/2017)	4,953,000	1,114,425
Caelus Re V 2017-1 Class C
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	—
Caelus Re V 2017-1 Class D
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	—
East Lane Re VI 2015-1 Class A
(T-BILL 3MO + 3.390%), 03/13/2020 (a)(b)(c)(d)(e) (Cost: $13,213,000; Original Acquisition Date: 03/02/2015)	13,213,000	13,177,986
Espada Reinsurance 2016-1 Class 20
(T-Bill 3MO + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $3,215,000; Original Acquisition Date: 02/12/2016)	3,215,000	2,572,000
Fortius Re 2017-1
(6 Month LIBOR USD + 3.620%), 07/07/2021 (a)(b)(c)(d) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	737,410
Kilimanjaro Re 2018-1 Class A-1
(3 Month LIBOR USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,192,594
Kilimanjaro Re 2018-1 Class B-1
(3 Month LIBOR USD + 4.650%), 05/06/2022 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,928,434
Kilimanjaro Re 2018-2 Class A-2
(3 Month LIBOR USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,180,684
Kilimanjaro Re 2018-2 Class B-2
(3 Month LIBOR USD + 4.650%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,894,066
Long Point Re III 2018-1 Class A
(T-BILL 3MO + 2.750%), 06/01/2022 (a)(b)(c)(d)(e) (Cost: $2,665,929; Original Acquisition Date: 10/04/2018)	2,654,000	2,665,279
Northshore Re II 2017-1 Class A
(T-BILL 3MO + 7.210%), 07/06/2020 (a)(b)(c)(d) (Cost: $10,901,000; Original Acquisition Date: 06/26/2017)	10,901,000	10,961,501
Residential Re 2013-II Class 1
(T-BILL 3MO + 0.500%), 03/06/2019 (a)(b)(c)(d) (Cost: $994,250; Original Acquisition Date: 03/30/2017)	994,250	671,119
Residential Re 2014-I Class 10
(T-BILL 3MO + 0.500%), 03/06/2019 (a)(b)(c)(d) (Cost: $10,338,000; Original Acquisition Date: 05/22/2014)	10,338,000	1

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.8% (continued)
Residential Re 2015-I Class 10
(T-BILL 3MO + 10.970%), 06/06/2019 (a)(b)(c)(d) (Cost: $8,197,000; Original Acquisition Date: 05/21/2015)	$8,197,000	$327,880
Residential Re 2015-I Class 11
(T-BILL 3MO + 5.960%), 06/06/2019 (a)(b)(c)(d) (Cost: $8,915,000; Original Acquisition Date: 05/21/2015)	8,915,000	7,181,033
Residential Re 2016-I Class 10
(T-BILL 3MO + 0.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $4,609,000; Original Acquisition Date: 04/28/2016)	4,609,000	172,838
Residential Re 2016-I Class 11
(T-BILL 3MO + 4.750%), 06/06/2023 (a)(b)(c)(d) (Cost: $5,926,000; Original Acquisition Date: 04/28/2016)	5,926,000	4,755,615
Residential Re 2016-II Class 3
(T-BILL 3MO + 5.200%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 11/03/2016)	1,500,000	1,462,725
Residential Re 2016-II Class 4
(T-BILL 3MO + 3.820%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 11/03/2016)	1,250,000	1,231,938
Residential Re 2017-I Class 11
(T-BILL 3MO + 4.770%), 06/06/2024 (a)(b)(c)(d) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	6,731,000	5,430,571
Residential Re 2018-I Class 13
(T-BILL 3MO + 3.250%), 06/06/2022 (a)(b)(c)(d) (Cost: $7,103,000; Original Acquisition Date: 04/30/2018)	7,103,000	6,982,959
Sanders Re 2014-1 Class D
(T-BILL 3MO + 3.800%), 05/25/2021 (a)(b)(c)(d) (Cost: $23,873,762; Original Acquisition Date: 05/07/2014)	23,864,000	23,908,148
Sanders Re 2017-2 Class A
(6 Month LIBOR USD + 3.110%), 06/05/2020 (a)(b)(c)(d)(e) (Cost: $12,608,000; Original Acquisition Date: 05/24/2017)	12,608,000	12,493,898
Sanders Re 2018-1 Class A
(T-BILL 3MO + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $6,629,000; Original Acquisition Date: 03/23/2018)	6,629,000	6,525,588
Skyline Re 2017-1 Class 2
(T-BILL 3MO + 12.000%), 06/06/2020 (a)(b)(c)(d)(f) (Cost: $8,000,000; Original Acquisition Date: 02/02/2017)	8,000,000	7,992,000
Spectrum Capital Ltd. 2017-1 A
(6 Month LIBOR USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	2,343,000	2,307,504
Spectrum Capital Ltd. 2017-1 B
(6 Month LIBOR USD + 3.500%), 06/08/2021 (a)(b)(c)(d) (Cost: $12,097,000; Original Acquisition Date: 06/13/2017)	12,097,000	12,026,233
Torrey Pines Re 2017-1 Class B
(6 Month LIBOR USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $4,788,303; Original Acquisition Date: 04/27/2017)	4,782,000	4,730,833
Torrey Pines Re 2017-1 Class C
(6 Month LIBOR USD + 6.550%), 06/09/2020 (a)(b)(c)(d) (Cost: $1,783,000; Original Acquisition Date: 04/27/2017)	1,783,000	1,788,438

		203,027,688

Windstorm - 1.0%
Alamo Re 2015-1 Class B
(T-BILL 3MO + 4.390%), 06/07/2019 (a)(b)(c)(d) (Cost: $1,059,223; Original Acquisition Date: 05/06/2015)	1,059,000	1,058,629

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 1.0% (continued)
Alamo Re 2017-1 Class A
(T-BILL 3MO + 4.850%), 06/08/2020 (a)(b)(c)(d)(e) (Cost: $16,261,629; Original Acquisition Date: 05/23/2017)	$16,242,000	$16,279,357
Alamo Re 2018-1 Class A
(T-BILL 3MO + 3.250%), 06/07/2024 (a)(b)(c)(d) (Cost: $2,002,998; Original Acquisition Date: 07/03/2018)	2,004,000	1,982,657
Bonanza Re 2016-1 Class A
(6 Month LIBOR USD + 3.980%), 12/31/2019 (a)(b)(c)(d) (Cost: $1,522,000; Original Acquisition Date: 11/28/2016)	1,522,000	1,508,911
Bonanza Re 2016-1 Class B
(6 Month LIBOR USD + 5.230%), 12/31/2019 (a)(b)(c)(d) (Cost: $2,054,000; Original Acquisition Date: 11/28/2016)	2,054,000	2,019,698
Citrus Re 2015-1 Class B
(T-BILL 3MO + 0.500%), 04/09/2020 (a)(b)(c)(d) (Cost: $371,512; Original Acquisition Date: 04/01/2015)	371,512	243,340
Citrus Re 2016-1 Class D-50
(T-BILL 3MO + 7.850%), 02/25/2019 (a)(b)(c)(d) (Cost: $7,454,700; Original Acquisition Date: 02/19/2016)	7,454,700	5,106,470
Citrus Re 2017-1 Class A
(6 Month LIBOR USD + 5.230%), 03/18/2020 (a)(b)(c)(d) (Cost: $1,912,549; Original Acquisition Date: 03/06/2017)	1,912,549	1,114,060
Everglades Re II 2017-1 Class A
(T-BILL 3MO + 4.920%), 05/08/2020 (a)(b)(c)(d)(e) (Cost: $9,085,662; Original Acquisition Date: 04/27/2017)	9,084,000	9,060,836
Everglades Re II 2018-1 A
(T-BILL 3MO + 4.750%), 05/04/2021 (a)(b)(c)(d)(e) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	8,002,297
Manatee Re 2016-1 Class A
(T-BILL 3MO + 5.890%), 03/13/2019 (a)(b)(c)(d) (Cost: $1,444,000; Original Acquisition Date: 03/02/2016)	1,444,000	1,446,310
Manatee Re II 2018-1 Class A
(T-BILL 3MO + 4.250%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,504,000; Original Acquisition Date: 03/22/2018)	2,504,000	2,501,496
Manatee Re II 2018-1 Class B
(T-BILL 3MO + 7.750%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,450,000; Original Acquisition Date: 03/22/2018)	1,450,000	1,445,723

		51,769,784

		300,214,955

TOTAL EVENT LINKED BONDS (Cost $596,399,684)		546,296,663

PARTICIPATION NOTES - 6.5%
Global - 6.5%
Multiperil - 6.5%
Alturas Re 2019-1 Class A
03/10/2023 (a)(c)(d)(f)(i) (Cost: $5,000,000; Original Acquisition Date: 12/20/2018)	5,000,000	5,018,500
Eden Re II 2018-1 Class A
03/22/2022 (a)(c)(d)(f)(g)(i) (Cost: $310,000; Original Acquisition Date: 12/15/2017)	310,000	673,917
Eden Re II 2018-1 Class B
03/22/2022 (a)(c)(d)(f)(g)(i) (Cost: $3,937,500; Original Acquisition Date: 12/27/2017)	3,937,500	8,842,806
Eden Re II 2019-1 Class B
03/22/2023 (a)(c)(d)(f)(g)(i) (Cost: $60,000,000; Original Acquisition Date: 12/19/2018)	60,000,000	60,623,516
Limestone Re 2016-1
08/31/2021 (a)(d)(f)(g) (Cost: $751,158; Original Acquisition Date: 09/12/2017)	782,000	2,829,042

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 6.5% (continued)
Limestone Re 2018-1 A
03/01/2022 (a)(c)(d)(f)(i) (Cost: $10,583,000; Original Acquisition Date: 06/20/2018)	$10,583,000	$10,900,490
Limestone Re 2019-1 B
09/09/2022 (a)(c)(d)(f)(i) (Cost: $5,756,000; Original Acquisition Date: 12/24/2018)	5,756,000	5,748,517
Sector Re V Series 7 Class A
03/01/2022 (a)(d)(f)(i) (Cost: $540,711; Original Acquisition Date: 04/24/2017)	540,038	656,333
Sector Re V Series 7 Class B
03/01/2022 (a)(d)(f)(i) (Cost: $130,956; Original Acquisition Date: 04/27/2017)	130,956	158,673
Sector Re V Series 7 Class C
12/01/2022 (a)(d)(f)(i) (Cost: $12,000,000; Original Acquisition Date: 12/04/2017)	12,000,000	9,510,938
Sector Re V Series 7 Class F
03/01/2022 (a)(d)(f)(i) (Cost: $3,171,651; Original Acquisition Date: 04/24/2017)	3,171,651	2,299,503
Sector Re V Series 7 Class G
03/01/2022 (a)(d)(f)(i) (Cost: $8,996,430; Original Acquisition Date: 04/27/2017)	9,009,694	6,509,051
Sector Re V Series 8 Class A
03/01/2023 (a)(d)(f)(i) (Cost: $10,108,188; Original Acquisition Date: 04/24/2018)	10,108,188	8,666,273
Sector Re V Series 8 Class B
03/01/2023 (a)(d)(f)(i) (Cost: $8,100,161; Original Acquisition Date: 04/24/2018)	8,100,161	6,951,665
Sector Re V Series 8 Class C
12/01/2023 (a)(d)(f)(i) (Cost: $12,000,000; Original Acquisition Date: 12/05/2018)	12,000,000	12,250,545
Sector Re V Series 8 Class D
12/01/2023 (a)(d)(f)(i) (Cost: $8,000,000; Original Acquisition Date: 12/07/2018)	8,000,000	8,167,030
Sector Re V Series 8 Class F
03/01/2023 (a)(d)(f)(i) (Cost: $73,841,519; Original Acquisition Date: 04/24/2018)	73,841,519	73,593,618
Sector Re V Series 8 Class G
03/01/2023 (a)(d)(f)(i) (Cost: $67,313,610; Original Acquisition Date: 04/24/2018)	67,313,610	67,099,300
Silverton Re 2017-1
09/16/2019 (a)(d)(f)(g)(i) (Cost: $7,217,308; Original Acquisition Date: 12/15/2016)	7,067,308	1,681,148
Versutus 2017 A-5
12/31/2019 (a)(d)(f)(g)(i) (Cost: $1,917,360; Original Acquisition Date: 12/28/2016)	1,917,360	211,102
Versutus 2018 A-5
12/31/2020 (a)(d)(f)(g)(i) (Cost: $3,787,810; Original Acquisition Date: 12/15/2017)	3,787,810	2,894,761
Versutus 2019-B
12/31/2022 (a)(d)(f)(g)(i) (Cost: $35,000,000; Original Acquisition Date: 12/20/2018)	35,000,000	35,416,069
Williamsburg (Horseshoe Re)
08/31/2021 (a)(d)(f)(g) (Cost: $3,520,726; Original Acquisition Date: 12/15/2016)	3,518,000	12,727,081

TOTAL PARTICIPATION NOTES (Cost $341,984,088)		343,429,878

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
PREFERENCE SHARES - 69.8%
Global - 67.6%
Marine/Energy (j) - 0.0%
Kauai (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $32,122,840; Original Acquisition Date: 01/07/2016)	51,394	$1,129,335

Multiperil - 67.6%
Altair Re V (a)(d)(f)(g)(i) (Cost: $19,028,677; Original Acquisition Date: 04/24/2017)	19,318	1,788,640
Altiplano (Mt. Logan Re) (a)(d)(f)(i) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	40,052,275
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $119,520,506; Original Acquisition Date: 05/07/2015)	165,450	89,536,716
Axis Ventures Re Cell 0005 (a)(d)(f)(g)(i) (Cost: $328,000; Original Acquisition Date: 01/20/2016)	3,280	385,944
Axis Ventures Re Cell 0006 (a)(d)(f)(g)(i) (Cost: $343,265,916; Original Acquisition Date: 06/28/2016)	3,283,301	344,073,788
Axis Ventures Re Cell 0007 (a)(d)(f)(g)(i) (Cost: $230,917,000; Original Acquisition Date: 01/25/2017)	2,309,170	197,925,355
Baldwin (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $112,643,620; Original Acquisition Date: 01/04/2018)	1,328,746	88,083,265
Biscayne (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $45,546,281; Original Acquisition Date: 04/30/2014)	46,979	50,546,412
Bowery (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $200,075,000; Original Acquisition Date: 09/29/2017)	200,075	151,632,346
Cardinal Re 2015-1 (a)(d)(f)(g) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	79,706,465
Carlsbad (Artex Segregated Account Company) (a)(d)(f)(i) (Cost: $100; Original Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $19,712,908; Original Acquisition Date: 04/28/2014)	190,319	34,735,915
Cumberland (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	20,177,726
Cypress (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $125,090,500; Original Acquisition Date: 05/31/2017)	125,090,500	113,326,114
Edmund 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $72,272,746; Original Acquisition Date: 10/31/2017)	72,273	68,989,294
Emerald Lake (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $310,956,013; Original Acquisition Date: 12/16/2015)	504,899	265,969,359
Florblanca (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $65,668,586; Original Acquisition Date: 12/29/2016)	77,550	58,132,969
Freeport (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $75,071,800; Original Acquisition Date: 04/04/2018)	750,718	48,078,537
Greenpoint (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $60,272,521; Original Acquisition Date: 6/28/2017)	61,148	58,333,915
Harambee Re 2017 (a)(d)(f)(g)(i) (Cost: $466,812; Original Acquisition Date: 12/20/2016)	1,007,939	341,065
Harambee Re 2018 (a)(d)(f)(g)(i) (Cost: $15,232,558; Original Acquisition Date: 12/15/2017)	15,232,558	8,880,764
Harambee Re 2019 (a)(d)(f)(g)(i) (Cost: $36,963,953; Original Acquisition Date: 12/20/2018)	36,963,953	37,341,133
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $78,318,874; Original Acquisition Date: 12/30/2014)	75,759	67,262,056
Hudson Alexander (Mt. Logan Re) (a)(d)(f)(i) (Cost: $40,000,000; Original Acquisition Date: 01/02/2014)	40,000	39,403,096

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Multiperil - 67.6% (continued)
Hudson Charles (Mt. Logan Re) (a)(d)(f)(i) (Cost: $33,802,339; Original Acquisition Date: 01/02/2014)	33,802	$29,348,377
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $33,965,500; Original Acquisition Date: 04/02/2014)	33,966	28,001,899
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $14,650,000; Original Acquisition Date: 06/19/2014)	14,650	11,800,679
Hudson Charles 4 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $19,500,000; Original Acquisition Date: 02/07/2018)	19,500	18,286,841
Hudson Paul (Mt. Logan Re) (a)(d)(f)(i) (Cost: $30,000,000; Original Acquisition Date: 01/02/2014)	30,000	26,940,216
Hudson Paul 3 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $37,500,000; Original Acquisition Date: 04/02/2014)	37,500	32,413,252
Hudson Paul 4 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $2,800,000; Original Acquisition Date: 02/07/2018)	2,800	2,579,728
Huntington (Mt. Logan Re) (a)(d)(f) (Cost: $22,610,000; Original Acquisition Date: 08/23/2016)	22,610	23,261,118
Huntington 2 (Mt. Logan Re) (a)(d)(f) (Cost: $5,000,000; Original Acquisition Date: 04/03/2017)	5,000	5,660,907
Iseo (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $19,373,172; Original Acquisition Date: 09/08/2017)	183,543	30,172,585
Jefferson (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 12/28/2017)	11,207	69,962
Kensington (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $49,966,800; Original Acquisition Date: 08/16/2018)	499,668	56,069,634
Latigo (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $108,423,863; Original Acquisition Date: 01/06/2014)	473	88,658,468
Lorimer (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $50,152,800; Original Acquisition Date: 01/03/2019)	501,528	50,554,456
LRe 2017 (Lorenz Re Ltd.) (a)(d)(f)(g)(i) (Cost: $12,727,444; Original Acquisition Date: 04/04/2017)	106,460	11,030,449
LRe 2018 (Lorenz Re Ltd.) (a)(d)(f)(g)(i) (Cost: $48,800,000; Original Acquisition Date: 06/22/2018)	488,000	33,489,285
Mackinac (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $51,148,294; Original Acquisition Date: 01/17/2017)	55,584	59,588,312
Madison (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $72,670,038; Original Acquisition Date: 12/12/2016)	75,262	64,854,701
Malibu (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $14,718,603; Original Acquisition Date: 11/08/2016)	14,718,603	12,907,243
Mohonk (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $76,719,598; Original Acquisition Date: 03/24/2016)	102	74,619,096
Mojave (Mt. Logan Re) (a)(d)(f)(i) (Cost: $42,293,321; Original Acquisition Date: 12/30/2014)	42,293	34,566,048
Mojave 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $28,195,548; Original Acquisition Date: 12/24/2015)	28,196	23,044,032
Mulholland (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $13,241,287; Original Acquisition Date: 12/26/2013)	114	216,516
Pelham (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $46,580,900; Original Acquisition Date: 01/02/2018)	500,668	29,305,148
Peregrine DRF (a)(d)(f)(g)(i) (Cost: $67,663,534; Original Acquisition Date: 12/27/2016)	7,124,652	57,479,132
Peregrine LCA (a)(d)(f)(g)(i) (Cost: $198,903,258; Original Acquisition Date: 12/27/2016)	20,312,345	180,280,570

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Multiperil - 67.6% (continued)
Pranamar (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $62,694,005; Original Acquisition Date: 07/07/2016)	70,620	$58,054,346
Revelstoke (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $7,706,459; Original Acquisition Date: 01/28/2015)	15,350	11,979,549
Rondout (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $147,861,789; Original Acquisition Date: 05/27/2016)	134,653	114,841,157
Skytop (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $12,266,642; Original Acquisition Date: 01/09/2014)	210	26,936,886
SR0001 (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $5,405,351; Original Acquisition Date: 07/10/2015)	1,757	6,727,117
St. Kevins (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $38,766,341; Original Acquisition Date: 12/29/2016)	42,944	31,831,259
Sugarloaf (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $4,453,000; Original Acquisition Date: 01/12/2016)	19,288	2,317,488
Sussex (a)(d)(f)(g)(i) (Cost: $34,544,658; Original Acquisition Date: 12/22/2017)	39,344	33,418,149
Sussex Designated Investment Series (a)(d)(f)(g)(i) (Cost: $4,798,960; Original Acquisition Date: 01/22/2019)	4,790	4,809,035
Sutton (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $34,306,074; Original Acquisition Date: 03/24/2017)	42,693	1,033,029
Tallgrass (Mt. Logan Re) (a)(d)(f)(i) (Cost: $37,500,000; Original Acquisition Date: 12/30/2014)	37,500	37,333,147
Tallgrass 2 (Mt. Logan Re) (a)(d)(f) (Cost: $1,300,000; Original Acquisition Date: 02/07/2018)	1,300	1,306,541
Thopas Re 2018 (a)(d)(f)(g)(i) (Cost: $24,800,000; Original Acquisition Date: 12/08/2017)	248,000	19,638,855
Thopas Re 2019 (a)(d)(f)(g)(i) (Cost: $12,700,000; Original Acquisition Date: 12/21/2018)	127,000	12,840,620
Turing Re 2017-1 (a)(d)(f)(g)(i) (Cost: $40,000,000; Original Acquisition Date: 05/23/2017)	400,000	16,961,866
Twin Lakes (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $47,369,542; Original Acquisition Date: 01/04/2016)	86,107	44,381,757
Viribus Re 2018 (a)(d)(f)(g)(i) (Cost: $6,050,000; Original Acquisition Date: 12/22/2017)	6,050,000	5,115,541
Viribus Re 2019 (a)(d)(f)(g)(i) (Cost: $3,950,000; Original Acquisition Date: 12/26/2018)	3,852,711	4,003,213
Windsor (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $123,020,400; Original Acquisition Date: 12/29/2017)	1,230,204	137,377,683
Yellowstone (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	132,059
Yoho (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $166,279,613; Original Acquisition Date: 05/17/2016)	260,742	135,825,522

		3,556,766,722

		3,557,896,057

United States - 2.2%
Multiperil - 0.7%
Peregrine PIF (a)(d)(f)(g)(i) (Cost: $47,563,563; Original Acquisition Date: 12/27/2016)	5,485,036	19,178,461
SR0005 (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $6,848,637; Original Acquisition Date: 04/15/2016)	6,966,774	203,374
Yosemite (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $16,260,200; Original Acquisition Date: 07/11/2017)	162,602	15,925,071

		35,306,906

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Windstorm - 1.5%
Fescue (Mt. Logan Re) (a)(d)(f)(i) (Cost: $50,000,000; Original Acquisition Date: 06/11/2015)	50,000	$20,093,555
Fescue 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $50,000,000; Original Acquisition Date: 03/30/2016)	50,000	20,484,855
Hermosa (Mt. Logan Re) (a)(d)(f)(i) (Cost: $50,000,000; Original Acquisition Date: 04/29/2016)	50,000	22,045,910
Hermosa 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $28,598,633; Original Acquisition Date: 06/25/2018)	29,415	19,478,475
SR0006 (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $2,520,651; Original Acquisition Date: 08/09/2016)	39,381,541	203,996

		82,306,791

		117,613,697

TOTAL PREFERENCE SHARES (Cost $4,318,358,526)		3,675,509,754

PRIVATE FUND UNITS - 4.9%
Global - 4.9%
Multiperil - 4.9%
Aeolus Property Catastrophe J17 Keystone Fund (a)(d)(f)(g)(i) (Cost: $63,974,076; Original Acquisition Date: 12/14/2016)	73,128	52,546,296
Aeolus Property Catastrophe J18 Keystone Fund (a)(d)(f)(g)(i) (Cost: $105,588,622; Original Acquisition Date: 11/17/2017)	105,579	99,024,246
Aeolus Property Catastrophe J19 Keystone Fund (a)(d)(f)(g)(i) (Cost: $35,999,219; Original Acquisition Date: 01/14/2019)	35,999	36,341,240
Aeolus Property Catastrophe MY17 Keystone Fund (a)(d)(f)(g)(i) (Cost: $23,251,421; Original Acquisition Date: 07/06/2017)	23,251	15,143,413
Aeolus Property Catastrophe MY18 Keystone Fund (a)(d)(f)(g)(i) (Cost: $53,658,039; Original Acquisition Date: 05/09/2018)	53,658	54,561,937

TOTAL PRIVATE FUND UNITS (Cost $282,471,377)		257,617,132

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Point Dume LLP (f)(g)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $7,244,510)		—

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.27% (k)	54,410,512	54,410,512
First American Government Obligations Fund - Class Z - 2.32% (k)	54,431,604	54,431,604
First American Treasury Obligations Fund - Class Z - 2.30% (k)	54,431,605	54,431,605

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Money Market Funds - 5.2% (continued)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.30% (k)	54,431,605	$54,431,605
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.28% (k)	54,431,605	54,431,605

TOTAL SHORT-TERM INVESTMENTS (Cost $272,136,931)		272,136,931

TOTAL INVESTMENTS (Cost $5,818,595,116) - 96.8%		5,094,990,358

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		168,471,015

TOTAL NET ASSETS - 100.0%		$5,263,461,373

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $4,822,853,427. Foreign exposure is as follows: Bermuda: 88.9%, Cayman Islands: 1.4%, Ireland: 1.1%, Supranational: 0.2%.
(b)

Variable rate security. Reference rates as of January 31, 2019 are as follows: 3 Month LIBOR 2.74%, 6 Month LIBOR 2.80%, T-BILL 3 Month 2.36% and 3 Month EURIBOR -0.31%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2019 was $618,734,723, which represented 11.8% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for excess mortality swap.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $3,573,305,669, which represents 67.9% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity and is based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)	Rounds to zero.
(k)	Rate shown is the 7-day effective yield.

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	FINANCING RATE	TEERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION

EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)(b)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	Quarterly	$100,000,000	$100,000,000	$—	$47,222

TOTAL EXCESS MORTALITY SWAP CONTRACTS									$47,222

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value determined using significant unobservable inputs.
(b)	The mortality index value is based on the weighted mortality rates for males and females in the United States, United Kingdom, and Australia

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes, preference shares and private fund units) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Adviser Valuation Committee will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or to obtain at least one firm bid from an independent market maker to generate a price for each security and the independent data delivery vendor will provide this pricing data to the Administrator. If an independent data delivery vendor is not available or prices cannot be obtained from such a vendor, then the Adviser Valuation Committee shall obtain the bids from the independent broker(s) or market maker(s) and use them to generate a price for each security, consistent with the foregoing. If the security cannot be valued as described above, but at least one independent broker will provide a firm bid or at least one independent broker or one independent market maker will provide an indicative price, then the Adviser Valuation Committee will use the indicative price or firm bid (or the average thereof, if multiple such prices) as the price of the security; provided that the Adviser Valuation Committee determines the indicative price or firm bid represents the fair value of the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers from level 3 to level 2 occurred because securities previously fair valued by the Adviser Valuation Committee were later valued with broker quotes. The following table summarizes the inputs used to value the Funds’ investments as of January 31, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Global	$—	$203,156,522	$29,522,636	$232,679,158
Japan	—	13,402,550	—	13,402,550
United States	—	292,222,955	7,992,000	300,214,955

Total Event-Linked Bonds	—	508,782,027	37,514,636	546,296,663
Participation Notes	—	—	343,429,878	343,429,878
Preference Shares
Global	—	—	3,557,896,057	3,557,896,057
United States	—	—	117,613,697	117,613,697

Total Preference Shares	—	—	3,675,509,754	3,675,509,754
Private Fund Units(1)	—	—	257,617,132	257,617,132
Limited Liability Partnership(1)	—	—	—	—
Money Market Funds	272,136,931	—	—	272,136,931

Total Assets	$272,136,931	$508,782,027	$4,314,071,400	$5,094,990,358

Other Financial Instruments*
Unrealized appreciation on swap contracts	$—	$—	$47,222	$47,222

Total	$—	$—	$47,222	$47,222

*	Other financial instruments are derivatives, such as swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2019:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership	Swap Contracts
Beginning Balance - November 1, 2018	$42,353,466	$445,961,733	$4,300,433,629	$300,226,463	$—	$47,222
Acquisitions	—	125,756,000	243,898,028	35,999,218	255,556	—
Dispositions	(4,316,325)	(217,486,341)	(325,507,950)	(48,524,366)	(3,038,316)	—
Realized gains/(losses)	(5,522,488)	(9,658,554)	14,662,105	(3,857,204)	—	—
Return of capital	—	(11,308,326)	(76,422,917)	—	—	—
Change in unrealized appreciation/ (depreciation)	5,914,442	10,165,366	(481,553,141)	(26,226,979)	2,782,760	—
Transfers out of Level 3	(914,459)	—	—	—	—	—

Ending Balance - Janaury 31, 2019	$37,514,636	$343,429,878	$3,675,509,754	$257,617,132	$—	$47,222

As of January 31, 2019, the change in unrealized appreciation (depreciation) on positions still held in the Fund was ($119,717) for Event-Linked Bonds, $1,749,981 for Participation Notes, ($459,861,557) for Preference Shares, ($25,848,555) for Private Fund Units, $2,782,760 for Limited Liability Partnerships, and $47,222 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2019.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/19	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$19,369,686	Insurance industry loss model	Estimated losses:	$0.1MM-$8.9MM	$1.3MM
				Estimated premiums earned:	$1.8MM-$8.9MM	$1.9MM

Participation Notes	Financial Services	$125,899,442	Insurance industry loss model	Estimated losses:	$0.0MM-$19.7MM	$6.2MM
				Estimated premiums earned:	$1.0MM-$29.9MM	$10.4MM

Preference Shares	Financial Services	$3,170,419,409	Insurance industry loss model	Estimated losses:	$0.0MM-$129.1MM	$32.5MM
				Estimated premiums earned:	$0.0MM-$221.0MM	$49.6MM

Private Fund Units	Financial Services	$257,617,132	Insurance industry loss model	Estimated losses:	$4.0MM-$58.5MM	$31.3MM
				Estimated premiums earned:	$11.3MM-$33.6MM	$23.3MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $18,144,950 for Event-Linked Bonds, $217,530,436 for Participation Notes, $505,090,345 for Preference Shares, $0 for Private Fund Units, $0 for Limited Liability Partnership and $47,222 for Swap Contracts.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2019. The use of derivatives included futures and swap contracts.

Futures Contracts – The Fund purchases and sells futures contracts and has held futures contracts during the period ended January 31, 2019. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended January 31, 2019, was $0 for long contracts and $19,024,953 for short contracts.

Options – The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund may write put and call options to earn premium income, but the Fund did not write call or put options during the period ended January 31, 2019. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps – The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, January 31, 2019 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

The table below reflects the values of derivative assets as reflected in the Consolidated Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Swaps
Excess mortality contracts	Unrealized appreciation on swap contracts*	$47,222

Total		$47,222

*	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/1/19

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	4/1/19

*	Print the name and title of each signing officer under his or her signature.